Stockholders' Equity - At-the-Market Common Equity Program (Details) - Sales Agreement - Class A Common Stock - USD ($) shares in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2025	Sep. 15, 2025
Class of Stock [Line Items]
Shares issued (in shares)	11.0
Proceeds from sale of stock	$ 59.2
Proceeds available to raise through issuance of stock	$ 390.8
Maximum
Class of Stock [Line Items]
Sale of stock, authorized aggregate sales price		$ 450.0